United States
Securities and Exchange Commission
Washington, DC  20549

FORM 13F COVER PAGE

Report for the Quarter Ended:  June 30, 2000

Check here if Amendment [    ];  Amendment Number: __
This Amendment (Check only one.):
[   ] is a restatement
[   ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:		UBS AG, New York Branch
Address:		10 E. 50th Street
		New York, New York	10022

13F File Number:  28-7344

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on behalf of Reporting Manager:

Name:		Janet R. Zimmer
Title:	Executive Director
Phone:	(203) 719-8960
Signature, Place, and Date of Signing:

/s/ Janet R. Zimmer
Janet R. Zimmer New York, New York  August 15, 2000

Report Type  (Check only one.):

[  x]   13F Holdings Report.
[   ]   13F Notice
[   ]   13F Combination Report.

List of Other Managers Reporting for this Manager:

NONE

Report Summary

Number of Other Included Managers:

Form 13F Information Table Entry Total:     80

Form 13F Information Table Value Total: 273,794

Pursuant to Regulation 240.24b-2(b) of the Securities
Exchange Act of 1934, please be advised that UBS AG, New
York Branch and Warburg Dillon Read LLC, one of the institutional investment managers with respect to which this schedule is filed, has omitted and filed separately with the Commission a portion of this Report for which it has requested confidential treatment.


List of Other Included Managers:

Provide a numbered list of the name (s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]





ISSUER
ISSUE
CUSIP
MARKET
QUANTITY
INVESTMENT
OTHER
VOTING



VALUE

DISCRETION
MGR
AUTHORITY








ABBOTT LABS
COM
002824100
891
      20,000
SOLE
N/A
 NONE
ADVANCED MICRO
COM
007903107
338
       4,370
SOLE
N/A
 NONE
AEGON NV
ORD AMER REG
007924103
605
      16,980
SOLE
N/A
 NONE
AFLAC INCORPORATED
COM
001055102
 586
      12,746
SOLE
N/A
 NONE
ALLERGAN INC
COM
018490102
 229
3,076
SOLE
N/A
 NONE
ALLTEL CORP
COM
020039103

577

9,315
SOLE
N/A
 NONE
AMERICA ONLINE INC DEL
COM
02364J104

896

17,005
SOLE
N/A
 NONE
AMERICAN EXPRESS CO
COM
025816109

901

17,290
SOLE
N/A
 NONE
AMERICAN INTL GROUP INC
COM
026874107

1,193

10,154
SOLE
N/A
 NONE
AMGEN INC
COM
031162100

831

11,830
SOLE
N/A
 NONE
ANHEUSER BUSCH COS INC
COM
035229103

726

9,720
SOLE
N/A
 NONE
APPLIED MATERIALS INC
COM
038222105

363

4,000
SOLE
N/A
 NONE
AT&T CORP
COM
001957109

859

27,463
SOLE
N/A
 NONE
AT&T CORP
COM LIB GRP A
001957208

1,022

42,155
SOLE
N/A
 NONE
AVON PRODUCTS INC
COM
054303102

418

9,395
SOLE
N/A
 NONE
BAXTER INTERNATIONAL INC
COM
071813109

11,094

157,783
SOLE
N/A
 NONE
BOEING CO
COM
097023105

1,015

24,280
SOLE
N/A
 NONE
BP AMOCO PLC
COM
055622104

445

7,871
SOLE
N/A
 NONE
BRISTOL MYERS SQUIBB CO
COM
110122108

326

5,600
SOLE
N/A
 NONE
BURLINGTON NORTHERN
COM
12189T104

11,203

488,445
SOLE
N/A
 NONE
CIGNA CORP
COM
125509109

9,642

103,122
SOLE
N/A
 NONE
CISCO SYSTEMS
COM
17275R102

2,666

41,950
SOLE
N/A
 NONE
CITIGROUP INC
COM
172967101

3,002

49,820
SOLE
N/A
 NONE
COMPAQ COMPUTER CORP
COM
204493100

7,547

295,220
SOLE
N/A
 NONE
COMPUWARE CORP
COM
205638109

3,083

297,128
SOLE
N/A
 NONE
DELL COMPUTER CORP
COM
247025109

3,775

76,560
SOLE
N/A
 NONE
DISNEY WALT CO
COM DISNEY
254687106

345

8,890
SOLE
N/A
 NONE
DOMINION RESOURCES
COM
25746U109

5,756

134,245
SOLE
N/A
 NONE
DU PONT E I DE NEMOURS
COM
263534109

2,641

60,355
SOLE
N/A
 NONE
ELECTRONIC DATA SYSTEMS
COM
285661104

7,924

192,108
SOLE
N/A
 NONE
EMERSON ELEC CO
COM
291011104

6,573

108,875
SOLE
N/A
 NONE
EXXON MOBIL CORPORATION
COM
30231G102

5,274

67,183
SOLE
N/A
 NONE
FEDERATED DEPT STORES
COM
31410H101

3,144

93,160
SOLE
N/A
 NONE
FEDEX CORPORATION
 COM
31428X106

11,507

302,814
SOLE
N/A
 NONE
FIRST DATA CORPORATION
COM
319963104

6,466

130,288
SOLE
N/A
 NONE
FLEETBOSTON FINANCIAL
COM
339030108

5,164

151,876
SOLE
N/A
 NONE
FORD MTR CO DEL
COM
345370100

215

5,000
SOLE
N/A
 NONE
GAP INC DEL
COM
364760108

693

22,175
SOLE
N/A
 NONE
GENERAL ELECTRIC CORP
COM
369604103

7,297

137,680
SOLE
N/A
 NONE
GUIDANT CORP
COM
401698105

913

18,445
SOLE
N/A
 NONE
HOUSEHOLD INTL INC
COM
441815107

7,968

191,718
SOLE
N/A
 NONE
ILLINOIS TOOL WORKS INC
COM
452308109

6,980

122,455
SOLE
N/A
 NONE
INTEL CORP
COM
458140100

4,569

34,180
SOLE
N/A
 NONE
IBM
COM
459200101

2,224

20,296
SOLE
N/A
 NONE
JOHNSON & JOHNSON
COM
478160104

9,913

97,310
SOLE
N/A
 NONE
KIMBERLY CLARK CORP
COM
494368103

9,435

164,446
SOLE
N/A
 NONE
LUCENT TECHNOLOGIES INC
COM
549463107

1,600

27,005
SOLE
N/A
 NONE
MASCO CORP
COM
574599106

5,789

320,492
SOLE
N/A
 NONE
MATTEL INC
COM
577081102

2,919

221,332
SOLE
N/A
 NONE
MCDONALDS CORP
COM
580135101

992

30,125
SOLE
N/A
 NONE
MERCK & CO INC
COM
589331107

1,139

14,870
SOLE
N/A
 NONE
MERRILL LYNCH & CO INC
COM
590188108

1,281

11,140
SOLE
N/A
 NONE
MICROSOFT CORPORATION
COM
594918104

5,037

62,960
SOLE
N/A
 NONE
MORGAN J P & CO INC
COM
616880100

381

3,460
SOLE
N/A
 NONE
MOTOROLA INC
COM
620076109

553

19,011
SOLE
N/A
 NONE
NASDAQ-100 TR
UNIT SER 1
631100104

2,250

24,150
SOLE
N/A
 NONE
NEW YORK TIMES CO
CLASS A
650111107

2,128

53,862
SOLE
N/A
 NONE
NEWELL RUBBERMAID INC
COM
651229106

3,558

138,193
SOLE
N/A
 NONE
ORACLE CORP
COM
68389X105

2,368

28,165
SOLE
N/A
 NONE
PECO ENERGY CO
COM
693304107

3,505

86,935
SOLE
N/A
 NONE
PEPSICO INC
COM
713448108

8,673

195,165
SOLE
N/A
 NONE
PFIZER INC
COM
717081103

3,324

69,260
SOLE
N/A
 NONE
PRAXAIR INC
COM
74005P104

3,432

91,663
SOLE
N/A
 NONE
QUALCOMM INC
COM
747525103

245

4,090
SOLE
N/A
 NONE
RAYTHEON CO
CLASS B
755111408

2,682

139,326
SOLE
N/A
 NONE
SAFEWAY INC
COM NEW
786514208

901

20,020
SOLE
N/A
 NONE
SCHERING PLOUGH CORP
COM
806605101

1,186

23,490
SOLE
N/A
 NONE
SECTOR SPDR TR
SBI INT-TECH
81369Y803

434

8,010
SOLE
N/A
 NONE
SUN MICROSYSTEMS INC.
COM
866810104

2,197

24,165
SOLE
N/A
 NONE
SYSCO CORP
COM
871829107

809

19,200
SOLE
N/A
 NONE
TARGET CORP
COM
87612E106

1,173

20,230
SOLE
N/A
 NONE
TELEFONICA SA
SPONS ADR
879382208

326

5,091
SOLE
N/A
 NONE
TEXAS INSTRUMENTS INC
COM
882508104

7,994

116,385
SOLE
N/A
 NONE
UNITEDHEALTH GROUP INC
COM
91324P102

9,889

115,325
SOLE
N/A
 NONE
US WEST INC (NEW)
COM
91273H101

6,379

74,395
SOLE
N/A
 NONE
VIACOM INC
 CLASS B
925524308

1,301

19,076
SOLE
N/A
 NONE
WAL MART STORES INC
COM
931142103

3,879

67,310
SOLE
N/A
 NONE
WELLS FARGO & CO (NEW)
COM
949746101

10,219

263,711
SOLE
N/A
 NONE
WORLDCOM INC GA NEW
COM
98157D106

1,977

43,085
SOLE
N/A
 NONE
XEROX CORP
COM
984121103

4,040

194,685
SOLE
N/A
 NONE
